Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2023
Provisions for liabilities and charges
Schedule of components of provisions for liabilities and charges

	Termite
	damage	Self-
	claims[1]	insurance	Environmental[1]	Other	Total[1]
	£m	£m	£m	£m	£m
At 1 January 2022	—	37	11	13	61
Exchange differences[1]	(29)	(7)	—	—	(36)
Additional provisions	3	30	—	8	41
Used during the year	(10)	(26)	(2)	(8)	(46)
Unused amounts reversed	—	(6)	—	(2)	(8)
Acquisition of companies and businesses[1]	354	136	7	1	498
Unwinding of discount on provisions	3	1	—	—	4
At 31 December 2022[1] (retrospectively adjusted)	321	165	16	12	514

At 1 January 2023	321	165	16	12	514
Exchange differences	(14)	(8)	(1)	1	(22)
Additional provisions	15	56	3	7	81
Used during the year	(73)	(44)	(2)	(7)	(126)
Unused amounts reversed	—	(8)	—	(3)	(11)
Acquisition of companies and businesses	—	—	—	1	1
Unwinding of discount on provisions	11	3	—	—	14
At 31 December 2023	260	164	16	11	451

		Retrospectively
		adjusted
	Total	2022
	2023	Total[1]
	£m	£m
Analysed as follows:
Non-current	357	381
Current	94	133
Total	451	514
1.	Termite damage claim provisions and environmental provisions have been retrospectively adjusted in 2022 by an increase of £18m and £4m respectively, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).